Accounts receivable - Summary of Gross Value of Overdue Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 468	€ 650	€ 689
Less than 1 month
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	184	316	269
Overdue by 1 to 3 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	134	194	154
Overdue by 3 to 6 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	71	87	123
Overdue by 6 to 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	27	9	62
Later than 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 52	€ 44	€ 81